Expense Example {- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-13 - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund: Class A
Expense Example:
1 year	$ 341
3 years	505
5 years	689
10 years	1,220
Fidelity Advisor Limited Term Municipal Income Fund: Class M
Expense Example:
1 year	340
3 years	493
5 years	664
10 years	1,157
Fidelity Advisor Limited Term Municipal Income Fund: Class C
Expense Example:
1 year	240
3 years	462
5 years	811
10 years	1,796
Fidelity Advisor Limited Term Municipal Income Fund: Class I
Expense Example:
1 year	38
3 years	152
5 years	283
10 years	666
Fidelity Advisor Limited Term Municipal Income Fund: Class Z
Expense Example:
1 year	32
3 years	122
5 years	225
10 years	$ 526